Allowance for Loan and Lease Losses Past Due (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	$ 43,649	$ 47,932	$ 107,384
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	22,182	36,583	77,356
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	252,849	316,374	560,967
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	318,680	400,889	745,707
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	6,400,591	4,959,216	4,142,817
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	6,719,271	5,360,105	4,888,524
Residential Portfolio Segment
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	15,379	16,966	17,975
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	8,557	12,673	15,979
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	65,080	71,658	51,250
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	89,016	101,297	85,204
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	4,076,360	3,487,525	2,619,781
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	4,165,376	3,588,822	2,704,985
Government insured pool buyouts
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	19,764	23,396	80,386
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	10,977	17,909	58,427
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	150,040	179,908	408,010
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	180,781	221,213	546,823
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	141,777	133,011	402,326
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	322,558	354,224	949,149
Commercial Loan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	273		3,253
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	138	32	721
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	4,155	10,751	7,801
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	4,566	10,783	11,775
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	773,208	137,216	39,594
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	777,774	147,999	51,369
Commercial Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	3,687	2,117	1,051
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due		4,450	401
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	28,640	48,611	86,725
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	32,327	55,178	88,177
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	543,437	416,826	415,328
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	575,764	472,004	503,505
Lease financing receivables
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	3,092	3,394	2,784
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	531	971	1,053
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	447	962	3,841
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	4,070	5,327	7,678
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	677,135	583,174	436,926
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	681,205	588,501	444,604
Home Equity Line of Credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	1,312	1,953	1,794
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	1,894	498	545
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	4,256	4,251	2,420
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	7,462	6,702	4,759
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	181,358	193,410	219,868
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	188,820	200,112	224,627
Consumer And Credit Card
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 30 to 59 Days Past Due	142	106	141
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, 60 to 89 Days Past Due	85	50	230
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Equal to Greater than 90 Days Past Due	231	233	920
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Total Past Due	458	389	1,291
Loans and Leases Held for Investment, Recorded Investment, Recorded Investment, Current	7,316	8,054	8,994
Loans and Leases Receivable, Net of Deferred Income and Aquired Credit Impaired	$ 7,774	$ 8,443	$ 10,285